Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted weighted average ordinary shares outstanding	5,209,190	31,153,000	7,645,901	28,915,492		30,043,441
Diluted net (loss) income per ordinary share	$ (0.12)	$ 0.00	$ 0.06	$ (0.01)		$ 0.02
Class B
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted weighted average ordinary shares outstanding	10,000,000	10,000,000	10,000,000	9,906,630	8,700,000	10,000,000
Diluted net (loss) income per ordinary share	$ (0.12)	$ 0.00	$ 0.06	$ (0.01)	$ (0.01)	$ 0.02